Commitments and Contingencies (Narrative) (Details) (USD $)	0 Months Ended
	Jul. 03, 2012 Share Purchase Agreement - HMC	Nov. 17, 2010 Share Purchase Agreement - HMC	Oct. 22, 2010 Share Purchase Agreement - HMC	Jun. 23, 2010 Share Purchase Agreement - HMC	Oct. 14, 2008 BML
Business Acquisition Voting Interest Acquired					100.00%
Amount Paid On Execution Of The Agreement				$ 85,000	$ 15,000
Business Acquisition Liabilities Assumed					535,126
Suit Filed Date		November 17, 2010	October 22, 2010
Litigation By		HMC, a former officer of the Company	The Company
Type of Allegations		The Counterclaim alleges that the Company owes HMC, the sum of $32,765 under a service contract entered into in 2006. HMC also alleges that the Company defaulted on the Share Purchase Agreement.	The Company seeks a declaration that the Company is the legal and beneficial owner of all issued and outstanding shares of BML.
Name Of the Defendant		The Company	HMC, Maple, a former officer of the Company
Damages Sought Value	$ 75,000
Case Filed In	Supreme Court of British Columbia
Shares Cancelled	120,000